Intangible Assets - Cash-generating Units with Significant Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	£ 8,453.4	£ 7,612.3	£ 7,388.8
Brands with an indefinite useful life	1,103.4	1,010.5
GroupM
Disclosure of information for cash-generating units [line items]
Goodwill	3,178.3	2,982.5
Brands with an indefinite useful life	0.0	0.0
Wunderman Thompson
Disclosure of information for cash-generating units [line items]
Goodwill	1,210.8	997.3
Brands with an indefinite useful life	442.0	405.1
Ogilvy
Disclosure of information for cash-generating units [line items]
Goodwill	849.8	784.4
Brands with an indefinite useful life	222.8	205.0
VMLY&R
Disclosure of information for cash-generating units [line items]
Goodwill	776.0	675.6
Brands with an indefinite useful life	207.6	189.8
Burson Cohn & Wolfe
Disclosure of information for cash-generating units [line items]
Goodwill	646.0	585.7
Brands with an indefinite useful life	140.5	128.4
AKQA Group
Disclosure of information for cash-generating units [line items]
Goodwill	628.7	570.2
Brands with an indefinite useful life	0.0	0.0
FGS Global
Disclosure of information for cash-generating units [line items]
Goodwill	451.8	393.2
Brands with an indefinite useful life	0.0	0.0
Landor Group
Disclosure of information for cash-generating units [line items]
Goodwill	106.5	97.1
Brands with an indefinite useful life	55.7	50.7
Other
Disclosure of information for cash-generating units [line items]
Goodwill	605.5	526.3
Brands with an indefinite useful life	£ 34.8	£ 31.5